ACQUISITIONS - Stillwater identifiable assets/liabilities, goodwill (Details) R in Millions	May 04, 2017 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	May 04, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2015 ZAR (R)
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Environmental rehabilitation obligation		R (672.7)	R (312.1)		R (709.8)
Gain on Acquisition
Goodwill..		6,889.6	R 6,396.0		R 936.0	R 736.7
Goodwill expected to be deductible for tax purposes		R 0.0
Stillwater
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Property, plant and equipment	$ 2,293,200,000			R 29,948.6
Other non-current assets	6,900,000			90.8
Inventories	159,700,000			2,085.4
Current investments	278,900,000			3,642.2
Cash and cash equivalents	137,200,000			1,792.2
Other current assets	37,300,000			487.3
Borrowings	(23,900,000)			(312.1)
Environmental rehabilitation obligation	(573,200,000)			(7,486.3)
Deferred tax liabilities	(19,900,000)			(260.3)
Other non-current liabilities	(454,600,000)			(5,937.6)
Trade and other payables	(88,100,000)			(1,150.1)
Other current liabilities	(1,800,000)			(23.3)
Total fair value of identifiable net assets acquired	1,751,700,000			22,876.8
PGM (4E) basket price (R/oz) | $	1,375
Palladium price (USD/oz) | $	880
Gain on Acquisition
Consideration	2,201,400,000			28,750.7
Fair value of identifiable net assets	(1,751,700,000)			(22,876.8)
Goodwill recognised as of acquisition date	$ 449,700,000			5,873.9
Goodwill expected to be deductible for tax purposes				R 0.0
Stillwater and East Boulder mines and Columbus metallurgical complex
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Discount rate used in current estimate of value in use	8.60%			8.60%
Blitz project
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Discount rate used in current estimate of value in use	10.30%			10.30%